Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade accounts receivables
Total trade accounts receivables		$ 2,269	$ 2,656	$ 2,227
Contract liabilities - current		84	111	147
Total contract liabilities		84	111	147
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year			150
Deferred revenue
Total deferred revenue				150
Secure Microcontrollers
Trade accounts receivables
Total trade accounts receivables		1,794	2,321	1,756
Deferred revenue
Total deferred revenue				150
All Others
Trade accounts receivables
Total trade accounts receivables		475	$ 335	$ 471
SEALS Corp
Trade accounts receivables
Total trade accounts receivables	$ 3,520	2,269
Contract liabilities - current	157	84
Total contract liabilities	157	84
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year
SEALS Corp | Secure Microcontrollers Segment
Trade accounts receivables
Total trade accounts receivables	2,424	1,794
SEALS Corp | All Other Segment
Trade accounts receivables
Total trade accounts receivables	$ 1,096	$ 475